Summary of Unaudited Consolidated Pro Forma Results of Operations (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
HOST HOTELS & RESORTS, INC.
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues	$ 4,778	$ 4,484
Loss from continuing operations	(119)	(192)
Net loss	(123)	(253)
Net loss available to common shareholders	(129)	(256)
Basic earnings (loss) per common share:
Continuing operations	$ (0.19)	$ (0.33)
Discontinued operations	$ (0.01)	$ (0.11)
Basic loss per common share	$ (0.20)	$ (0.44)
Diluted earnings (loss) per common share:
Continuing operations	$ (0.19)	$ (0.33)
Discontinued operations	$ (0.01)	$ (0.11)
Diluted loss per common share	$ (0.20)	$ (0.44)
HOST HOTELS & RESORTS L.P.
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues	4,778	4,484
Loss from continuing operations	(119)	(192)
Net loss	(123)	(253)
Diluted earnings (loss) per common share:
Net loss available to common unitholders	$ (130)	$ (261)
Basic earnings (loss) per common unit:
Continuing operations	$ (0.20)	$ (0.34)
Discontinued operations		$ (0.10)
Basic loss per common unit	$ (0.20)	$ (0.44)
Diluted earnings (loss) per common unit:
Continuing operations	$ (0.20)	$ (0.34)
Discontinued operations		$ (0.10)
Diluted loss per common unit	$ (0.20)	$ (0.44)